Basis of preparation and Material accounting policies	6 Months Ended
Jun. 30, 2026
Basis of Preparation and Material Accounting Policies [Abstract]
Basis of preparation and Material accounting policies
Note 1.	Basis of preparation and Material accounting policies

1.1	Corporate information
The interim consolidated financial statements of Ioneer Ltd (the Company or parent) and its subsidiaries (collectively, the Group) for six months ended 30 June 2026 were authorised for issue in accordance with a resolution of the Directors on 13 August 2026.

The Group is a for-profit company limited by shares and incorporated in Australia whose shares are publicly traded on the Australian Securities Exchange under the ticker code "INR" and on Nasdaq under the ticker code "IONR". The registered office of the Company is suite 16.01, 213 Miller Street, North Sydney, NSW 2060 Australia.

The Group is principally engaged in the development of the Rhyolite Ridge lithium-boron deposit in the state of Nevada, United States of America. Further information about the nature of the Group's operations and activities is provided in the Directors' Report.

1.2	Basis of preparation
These general purpose financial statements for the interim half-year reporting period ended 30 June 2026 have been prepared in accordance with Australian Accounting Standard AASB 134 'Interim Financial Reporting' and the Corporations Act 2001, as appropriate for for-profit oriented entities. Compliance with AASB 134 ensures compliance with International Financial Reporting Standard IAS 34 'Interim Financial Reporting'.

The interim consolidated financial statements have been prepared on a historical cost basis. The interim consolidated financial statements are presented in USD, and all values are rounded to the nearest thousand (‘$000), except where otherwise indicated.

The Group has prepared the interim financial statements on the basis that it will continue to operate as a going concern. The Directors consider that there are no material uncertainties that may cast significant doubt over this assumption. They have formed a judgement that there is reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future, and not less than 12 months from the end of the reporting period.

These general purpose financial statements do not include all the notes of the type normally included in annual financial statements. Accordingly, these financial statements are to be read in conjunction with the financial report for the transition period ended 31 December 2025 and any public announcements made by the Company during the interim reporting period in accordance with the continuous disclosure requirements of the Corporations Act 2001.

The accounting policies adopted are consistent with those of the previous financial period and corresponding interim reporting period, unless otherwise stated.

1.3	Change in fiscal year
This financial report is presented for the six-month period from 1 January 2026 to 30 June 2026 with the comparative reporting period being the six-month transition period ended 31 December 2025. On 25 September 2025, the Board of Directors approved a change in the Company’s financial year end from 30 June to 31 December to better align the accounting reporting period with its subsidiaries in the United States of America, where the bulk of the group’s business operations are located.

1.4	New or amended Accounting Standards and Interpretations
The Group has adopted all of the new or amended Accounting Standards and Interpretations issued by the Australian Accounting Standards Board ('AASB') that are mandatory for the current reporting period.

Any new or amended Accounting Standards or Interpretations that are not yet mandatory have not been early adopted.

The adoption of these Accounting Standards and Interpretations did not have any significant impact on the financial performance or position of the Group.

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s consolidated financial statements for the six-months ended 31 December 2025.